Derivatives and fair value measurements - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	$ (632)	$ (385)
Total	(635)	834
Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	(635)	834
Interest Rate Swap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	(632)	(385)
Total	(632)	(385)
Interest Rate Swap | Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	(632)	(385)
Fuel pricing contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	0	1,219
Total	(3)	1,219
Fuel pricing contracts | Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	$ (3)	$ 1,219